INVESTMENT SECURITIES (Schedule of Investments by Contractual Maturity) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
AVAILABLE FOR SALE, Amortized cost
Due in one year or less	$ 39,588
Due after one through five years	64,272
Due after five through ten years	4,520
Due after ten years
Total	108,380
AVAILABLE FOR SALE, Fair value
Due in one year or less	39,597
Due after one through five years	64,293
Due after five through ten years	4,559
Due after ten years
Total	$ 108,449
AVAILABLE FOR SALE, Weighted average yield
Due in one year or less	1.69%
Due after three through five years	1.92%
Due after five through ten years	2.18%
Due after ten years	0.00%
Total	1.85%
HELD TO MATURITY, Amortized cost
Due in one year or less	$ 2,480
Due after three through five years	3,368
Due after five through ten years	2,205
Due after ten years	625
Total	8,678	$ 9,523
HELD TO MATURITY, Fair value
Due in one year or less	2,512
Due after one through five years	3,454
Due after five through ten years	2,232
Due after ten years	631
Total	$ 8,815	$ 9,990
HELD TO MATURITY, Weighted average yield
Due in one year or less	4.73%
Due after three through five years	3.81%
Due after five through ten years	3.39%
Due after ten years	2.50%
Total	3.87%